OTHER RECEIVABLES - Allowance for Impairment of tax Credits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Balance at beginning of year	$ 1,300	$ 0
Additions	48	1,586
Foreign exchange	(673)	(286)
Balance at end of year	$ 675	$ 1,300